Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Operating activities
Profit before tax	$ 87		$ 236
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss	154		125
Loss on disposal of non-current assets	1		1
Listing expense	162
Finance costs	57		62
Finance income	(13)		(26)
Other non-operating loss, net	8
Net foreign exchange loss / (gain), net	21		(24)
Changes in trade and other receivables and prepayments	(49)		3
Changes in inventories			1
Changes in trade and other payables	80		30
Changes in provisions, pensions and other	6		2
Interest paid	(62)		(56)
Interest received	7		10
Income tax paid	(53)		(40)
Net cash flows from operating activities	406		324
Investing activities
Purchase of property, plant and equipment	(156)		(109)
Purchase of intangible assets	(47)		(34)
Payments on deposits	(38)		(13)
Inflows from loans granted, net	358
Receipts from / (investment in) financial assets	30		(61)
Acquisition of subsidiaries, net of cash acquired	(151)		(2)
Other proceeds from investing activities, net			12
Net cash flows used in investing activities	(4)		(207)
Financing activities
Repayment of Loan Note Payable	(123)
Proceeds from borrowings, net of fees paid	7
Repayment of debt	(601)		(21)
Proceeds from SPAC Merger, net of transaction costs	132
Investment in shares of VEON Ltd.	(22)
Net cash flows used in financing activities	(607)		(21)
Net (decrease) / increase in cash and cash equivalents	(205)		96
Net foreign exchange difference	3		(10)
Cash and cash equivalents at beginning of period	674	[1]	425
Cash and cash equivalents at end of period	$ 472		$ 511

[1]	prior period comparatives have been reclassified to conform with the current period presentation